Condensed Consolidating Information (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed consolidating statement of comprehensive income
Net earnings, including noncontrolling interests	$ 127	$ 108	$ 30	$ 54	$ 109	$ 136	$ 95	$ 86	$ 319	$ 426	$ 534
Other comprehensive income, net of tax									91	338	925
Total comprehensive income, net of tax									410	764	1,459
Less: Comprehensive income (loss) attributable to noncontrolling interests									(17)	(54)	18
Comprehensive income attributable to shareholders									427	818	1,441
AFG [Member]
Condensed consolidating statement of comprehensive income
Net earnings, including noncontrolling interests									342	482	523
Other comprehensive income, net of tax									85	336	918
Total comprehensive income, net of tax									427	818	1,441
Comprehensive income attributable to shareholders									427	818	1,441
GAFRI [Member]
Condensed consolidating statement of comprehensive income
Net earnings, including noncontrolling interests									121	114	33
Other comprehensive income, net of tax									62	244	527
Total comprehensive income, net of tax									183	358	560
Comprehensive income attributable to shareholders									183	358	560
AAG Holding [Member]
Condensed consolidating statement of comprehensive income
Net earnings, including noncontrolling interests									121	138	52
Other comprehensive income, net of tax									62	240	518
Total comprehensive income, net of tax									183	378	570
Comprehensive income attributable to shareholders									183	378	570
All Other Subs [Member]
Condensed consolidating statement of comprehensive income
Net earnings, including noncontrolling interests									440	520	630
Other comprehensive income, net of tax									91	334	926
Total comprehensive income, net of tax									531	854	1,556
Less: Comprehensive income (loss) attributable to noncontrolling interests									(17)	(54)	18
Comprehensive income attributable to shareholders									548	908	1,538
Consol. Entries [Member]
Condensed consolidating statement of comprehensive income
Net earnings, including noncontrolling interests									(705)	(828)	(704)
Other comprehensive income, net of tax									(209)	(816)	(1,964)
Total comprehensive income, net of tax									(914)	(1,644)	(2,668)
Comprehensive income attributable to shareholders									$ (914)	$ (1,644)	$ (2,668)